OPERATING LEASE ASSETS (Details Narrative)	12 Months Ended
Dec. 31, 2025
Operating lease, right-of-use assets discount rate	10.00%
UP [Member]
Period for lease contracts	4 years
Bottom [Member]
Period for lease contracts	1 year